Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial instruments and financial risk management
22 Financial instruments and financial risk management
Financial assets (liabilities) as at December 31, 2017 and December 31, 2016 are presented below.

December 31, 2017	Loans and receivables	Financial liabilities at FVTPL	Other financial liabilities	Total
	$	$	$	$
Cash and cash equivalents (note 6)	7,780	—	—	7,780
Trade and other receivables (note 8)	35	—	—	35
Restricted cash equivalents	381	—	—	381
Payables and accrued liabilities (note 12)	—	—	(2,689)	(2,689)
Provision for restructuring costs (note 13)	—	—	(1,806)	(1,806)
Warrant liability (note 14)	—	(3,897)	—	(3,897)
	8,196	(3,897)	(4,495)	(196)

December 31, 2016	Loans and receivables	Financial liabilities at FVTPL	Other financial liabilities	Total
	$	$	$	$
Cash and cash equivalents (note 6)	21,999	—	—	21,999
Trade and other receivables (note 8)	235	—	—	235
Restricted cash equivalents	496	—	—	496
Payables and accrued liabilities (note 12)	—	—	(3,352)	(3,352)
Provision for restructuring costs (note 13)	—	—	(33)	(33)
Warrant liability (note 14)	—	(6,854)	—	(6,854)
Other non-current liabilities (note 15)	—	—	(97)	(97)
	22,730	(6,854)	(3,482)	12,394

Fair value
The Black-Scholes valuation methodology uses "Level 2" inputs in calculating fair value, as defined in IFRS 13, which establishes a hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The input levels discussed in IFRS 13 are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for an asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices).
Level 3 – Inputs for an asset or liability that are not based on observable market data (unobservable inputs).
The carrying values of the Company's cash and cash equivalents, trade and other receivables, restricted cash equivalents, payables and accrued liabilities, provision for restructuring costs and other non-current liabilities approximate their fair values due to their short-term maturities or to the prevailing interest rates of the related instruments, which are comparable to those of the market.
Financial risk factors
The following provides disclosures relating to the nature and extent of the Company's exposure to risks arising from financial instruments, including credit risk, liquidity risk and market risk (share price risk) and how the Company manages those risks.
(a) Credit risk
Credit risk is the risk of an unexpected loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company regularly monitors credit risk exposure and takes steps to mitigate the likelihood of this exposure resulting in losses. The Company's exposure to credit risk currently relates to the loans and receivables in the table above. The Company holds its available cash in amounts that are readily convertible to known amounts of cash and deposits its cash balances with financial institutions that have an investment grade rating of at least "P-2" or the equivalent. This information is supplied by independent rating agencies where available and, if not available, the Company uses publicly available financial information to ensure that it invests its cash in creditworthy and reputable financial institutions.
As at December 31, 2017, trade accounts receivable for an amount of approximately $20,000 were with three counterparties, and no trade accounts receivable were past due and none were impaired.
Generally, the Company does not require collateral or other security from customers for trade accounts receivable; however, credit is extended following an evaluation of creditworthiness. In addition, the Company performs ongoing credit reviews of all of its customers and establishes an allowance for doubtful accounts when accounts are determined to be uncollectible.
The maximum exposure to credit risk approximates the amount recognized in the Company's consolidated statement of financial position.
(b) Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. As indicated in note 21 - Capital disclosures, the Company manages this risk through the management of its capital structure. It also manages liquidity risk by continuously monitoring actual and projected cash flows. The Board of Directors reviews and approves the Company's operating and capital budgets, as well as any material transactions occurring outside of the ordinary course of business. The Company has adopted an investment policy in respect of the safety and preservation of its capital to ensure the Company's liquidity needs are met. The instruments are selected with regard to the expected timing of expenditures and prevailing interest rates.
On December 20, 2017, the FDA granted marketing approval for Macrilen™ (macimorelin) to be used in the diagnosis of patients with AGHD. On January 16, 2018, the Company, through AEZS Germany entered into the Strongbridge License Agreement. The Strongbridge License Agreement will contribute to fulfilling the Company's future obligations (see note 26 - Subsequent events).
(c) Market risk
Share price risk
The change in fair value of the Company's warrant liability, which is measured at FVTPL, results from the periodic "mark-to-market" revaluation, via the application of option pricing models, of currently outstanding share purchase warrants. These valuation models are impacted, among other inputs, by the market price of the Company's common shares. As a result, the change in fair value of the warrant liability, which is reported in the consolidated statements of comprehensive loss, has been and may continue in future periods to be materially affected most notably by changes in the Company's common share closing price, which on the NASDAQ ranged from $0.84 to $3.65 during the year ended December 31, 2017.
If variations in the market price of our common shares of -30% and +30% were to occur, the impact on the Company's net loss related to the warrant liability held at December 31, 2017 would be as follows:

	Carrying amount	-30%	+30%
	$	$	$
Warrant liability	3,897	1,359	(1,474)
Total impact on net loss – decrease / (increase)		1,359	(1,474)